Supplement dated July 2, 2007

 to the Statements of Additional Information (“SAIs”)

for the following Registrants

ING Equity Trust

ING Investment Funds, Inc.

(each dated September 30, 2006)

ING Funds Trust

(dated July 31, 2006)

ING Mutual Funds

ING Mayflower Trust

(each dated February 28, 2007)

ING Partners, Inc.

ING Investors Trust

ING Variable Products Trust

ING Variable Insurance Trust

(each dated April 30, 2007)

ING Separate Portfolios Trust

(dated May 16, 2007)

ING Index Plus LargeCap Equity Fund

(dated October 11, 2006)

ING Index Plus LargeCap Equity Fund II

(dated February 1, 2007)

ING Index Plus LargeCap Equity Fund III

(dated June 6, 2007)

ING International Equity Dividend Fund

(dated May 16, 2007)

Effective on or about June 30, 2007, Mr. Jock Patton retired from the Board of Directors/Trustees of each of the above-referenced Registrants.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE